Recapitalization	3 Months Ended
Mar. 31, 2022
Reverse Recapitalization [Abstract]
Recapitalization
3.	Recapitalization

As discussed in Note 1, “Organization and Description of Business”, on the Closing Date, Legacy Forge completed the acquisition of MOTV and acquired 100% of MOTV’s shares and Legacy Forge received gross proceeds of $215,613, which includes $7,865 in proceeds from MOTV’s trust and bank accounts, net of redemptions, $68,500 in proceeds from the PIPE Investment (as defined below), of which $500 is recorded in accounts receivable in the condensed consolidated balance sheet as of March 31, 2022, and $140,000 in proceeds from the A&R FPA (as defined below). As of March 31, 2022, the Company recorded $61,806 of transaction costs, which consisted of legal, accounting, and other professional services directly related to the Merger, of which $58,673 was related to common stock issued during the Merger and was recorded as a reduction to additional paid-in capital. The remaining $3,132 was related to issuance of Public and Private Placement Warrants, including warrants issued to A&R FPA investors, and was expensed immediately upon consummation of the Merger as acquisition-related transaction cost in the condensed consolidated statements of operations and comprehensive (loss) income. The cash outflows related to these costs were presented as financing activities in the Company’s condensed consolidated statements of cash flows. These deferred offering costs are offset against proceeds upon accounting for the consummation of the Merger. In addition, upon closing of the Merger, certain executives received a one-time transaction bonus for an aggregate amount of $17,735, of which $12,218 was to be paid to the executives in cash, and the remaining amount $5,517 was offset against outstanding promissory notes that were due from these executives as of the Closing Date (see Note 10). The transaction bonus is included in compensation and benefits in the condensed consolidated statement of operations and comprehensive (loss) income for the three months ended March 31, 2022.

On the Closing Date, each holder of MOTV Class A ordinary stock received one share of the Company’s common stock, par value $0.0001, for each MOTV Class A ordinary share held prior to the Merger, and each holder of MOTV Class B ordinary stock received one share of the Company’s common stock, par value $0.0001, for each MOTV Class B ordinary share held prior to the Merger. See Note 10, “Capitalization” and Note 11, “Warrants”, for additional details of the Company’s stockholders’ equity prior to and subsequent to the Merger.

All equity awards of Legacy Forge were assumed by the Company and converted into comparable equity awards that are settled or exercisable for shares of the Company’s common stock. As a result, each outstanding stock option of Legacy Forge was converted into an option to purchase shares of the Company’s common stock based on the Exchange Ratio and each outstanding warrant of Legacy Forge was converted into a warrant to purchase shares of the Company’s common stock based on the Exchange Ratio.

The Merger was accounted for as a reverse recapitalization with Legacy Forge as the accounting acquirer and MOTV as the acquired company for accounting purposes. Legacy Forge was determined to be the accounting acquirer since Legacy Forge’s former management makes up the majority of the Company’s management team, Legacy Forge’s former management nominated or represents a majority of the Company’s board of directors, and Legacy Forge represents the majority of the continuing operations of the Company. Accordingly, all historical financial information presented in these unaudited condensed consolidated financial statements represents the accounts of Legacy Forge and its wholly owned subsidiary. Net assets were stated at historical cost consistent with the treatment of the transaction as a reverse recapitalization of Legacy Forge.

Each public and private warrant of MOTV that was unexercised at the time of the Merger was assumed by the Company and represents the right to purchase one share of the Company’s common stock upon exercise of such warrant.

PIPE Investment

On March 21, 2022, concurrently with the execution of the Merger Agreement, MOTV entered into subscription agreements with certain investors, to which such investors collectively subscribed for an aggregate of 6,850,000 shares of the Company’s common stock at $10.00 per share for aggregate gross proceeds of $68,500 (the “PIPE Investment”). The PIPE Investment was consummated concurrently with the closing of the Merger.

Amended and Restated Forward Purchase Agreement

On March 21, 2022, concurrently with the execution of the Merger Agreement, certain MOTV fund vehicles managed by an affiliate of MOTV purchased 14,000,000 units at $10.00 per unit, for an aggregate purchase price of $140,000 in a private placement that closed substantially concurrently with the closing of the Business Combination under the Amended and Restated Forward Purchase Agreement (the “A&R FPA”). Each unit consists of one share of the Company’s common stock and one-third of one public warrant. The A&R FPA was consummated concurrently with the closing of the Merger.